Allison Pristash

State Street

1 Lincoln Street

Mail Stop SFC 0805

Boston, MA 02111

Tel +1 617 662 7031

APristash@StateStreet.com

July 23, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the "Registrant")
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 9, 2020 to the prospectus for the iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF.

The purpose of this filing is to submit the 497 dated July 9, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at

(202)303-1124.

Very truly yours,

/s/ Allison Pristash Allison Pristash

cc: Benjamin Haskin, Esq.